Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Event
Subsequent Event

26. Subsequent Event

During the period from April 3, 2024 to April 12, 2024, the Company repurchased from the market a total of 400,000 ADS of the Company listed on NASDAQ with an aggregate consideration of US$966,137, which have yet to be cancelled.

Save as disclosed above, there was no other event that has taken place subsequent to December 31, 2023 that may have a material impact on the Group’s operating and financial performance.